Trade and other receivables (Details Narrative) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
TradeAndOtherReceivablesLineItems [Line Items]
Current borrowings and current portion of non-current borrowings	$ 6,282	₨ 523,515	₨ 2,333,378
Factoring [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables		451,001	1,210,777
Current borrowings and current portion of non-current borrowings		₨ 405,901	₨ 1,089,699